Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment as of December 31, 2023 and 2022 consisted of the following:
	Year ended December 31,
	2023	2022
Equipment	$19	$1,139
Furniture	13	169
Leasehold improvements	—	83
	32	1,391
Accumulated depreciation	(9)	(589)
	$23	$802